Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 09, 2017
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 09, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jan. 09, 2017
Prospectus Date	rr_ProspectusDate	Feb. 29, 2016
MainStay ICAP Equity Fund (Prospectus Summary) | MainStay ICAP Equity Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICANX
MainStay ICAP Equity Fund (Prospectus Summary) | MainStay ICAP Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICAUX
MainStay ICAP Equity Fund (Prospectus Summary) | MainStay ICAP Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICAVX
MainStay ICAP Equity Fund (Prospectus Summary) | MainStay ICAP Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICAEX
MainStay ICAP Equity Fund (Prospectus Summary) | MainStay ICAP Equity Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICAWX
MainStay ICAP Equity Fund (Prospectus Summary) | MainStay ICAP Equity Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICAYX
MainStay ICAP Equity Fund (Prospectus Summary) | MainStay ICAP Equity Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICAZX
MainStay ICAP Select Equity Fund (Prospectus Summary) | MainStay ICAP Select Equity Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICSOX
MainStay ICAP Select Equity Fund (Prospectus Summary) | MainStay ICAP Select Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICSRX
MainStay ICAP Select Equity Fund (Prospectus Summary) | MainStay ICAP Select Equity Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICSQX
MainStay ICAP Select Equity Fund (Prospectus Summary) | MainStay ICAP Select Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICSVX
MainStay ICAP Select Equity Fund (Prospectus Summary) | MainStay ICAP Select Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICSLX
MainStay ICAP Select Equity Fund (Prospectus Summary) | MainStay ICAP Select Equity Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICSWX
MainStay ICAP Select Equity Fund (Prospectus Summary) | MainStay ICAP Select Equity Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICSYX
MainStay ICAP Select Equity Fund (Prospectus Summary) | MainStay ICAP Select Equity Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICSZX
MainStay ICAP Select Equity Fund (Prospectus Summary) | MainStay ICAP Select Equity Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICSDX
MainStay ICAP International Fund (Prospectus Summary) | MainStay ICAP International Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICELX
MainStay ICAP International Fund (Prospectus Summary) | MainStay ICAP International Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICEVX
MainStay ICAP International Fund (Prospectus Summary) | MainStay ICAP International Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICEWX
MainStay ICAP International Fund (Prospectus Summary) | MainStay ICAP International Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICEUX
MainStay ICAP International Fund (Prospectus Summary) | MainStay ICAP International Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICETX
MainStay ICAP International Fund (Prospectus Summary) | MainStay ICAP International Fund | Class R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICEYX
MainStay ICAP International Fund (Prospectus Summary) | MainStay ICAP International Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICEZX